Trade receivables and other current assets - Schedule of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of Trade Receivables and Other Current Assets
Research tax credit receivable at beginning of period	€ 3,038
Research tax credit receivable at end of period	4,950
Nanobiotix S.A. | 2026 Tax Year
Disclosure of Trade Receivables and Other Current Assets
Research tax credit	1,761
Nanobiotix Corp. | 2026 Tax Year
Disclosure of Trade Receivables and Other Current Assets
Research tax credit	€ 151